Insurance (Fund Groupings) (Details) - Variable Annuity and Variable Life - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 49,369	$ 52,465
Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	23,701	24,995
Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	21,082	22,759
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	4,454	4,561
Money Market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 132	$ 150